Business Combinations	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
BUSINESS COMBINATIONS
NOTE 5:-	BUSINESS COMBINATIONS

a.	Business combination with HUB - reverse acquisition:

The fair value of the identifiable assets and liabilities of the Company on the acquisition date:

Fair value
USD in thousands

Cash and cash equivalents	606
Restricted bank deposit	859
Trade receivables	10,480
Other receivables	2,703
Contract assets	682
Property, plant and equipment	489
Right-of-use assets	2,657
Deferred taxes *	1,688
Intangible assets	7,093

27,257

Bank credit *	727
Trade payables	1,775
Other payables	5,380
Lease liabilities	2,657
Liabilities for government grants *	352
Deferred tax liability	1,985
Loan from bank	108
Employee benefit liabilities	772

13,756

Net identifiable assets	13,501

Non-controlling interests	(1,427)
Goodwill arising on acquisition *	14,494

Total purchase cost	26,568

*	Adjusted retroactively to reflect the effect of the change in the Company’s purchase price allocation during the 12-month measurement period. See Note 1g.

The total cost of the business combination was USD 26,568 thousand (NIS 86,111) and comprised the issue of Ordinary shares with total fair value of approximately USD 23,577 (NIS 76,460) thousand (representing the quoted market price of the Company’s share at the acquisition date) and an amount of approximately USD 2,991 thousand (NIS 9,751) which reflects the fair value of non-controlling interests and existing options. For more information refer to Note 21b.

The Group has elected to measure the non-controlling interests in the acquiree at the proportionate share of the non-controlling interests of the fair value of the acquiree’s net identifiable assets.

Acquisition costs that are directly attributable to the transaction of approximately USD 353 (NIS 1,140) thousand were carried as an expense to general and administrative expenses.

Consideration:

USD in thousands

Shares issued at fair value	23,577
Options issued at fair value	2,991

Total consideration	26,568

Cash outflow/inflow on the acquisition:

USD in thousands

Cash and cash equivalents acquired with the acquiree at the acquisition date	606
Cash paid	-

Net cash	606

The goodwill arising on acquisition is attributed to the expected benefits from the synergies of the combination of the activities of the Company and the acquiree.

From the acquisition date and until December 31, 2021, ALD has contributed USD 3,100 thousand to the consolidated net loss and USD 23,068 thousand to the consolidated revenue turnover.

The goodwill recognized is not expected to be deductible for income tax purposes.

b.	Business combination with Comsec:

The fair value of the identifiable assets and liabilities of Comsec on the acquisition date:

Fair value
USD in thousands

Cash and cash equivalents	387
Trade receivables	7,735
Other receivables	614
Inventories	644
Deferred taxes*	1,720
Property, plant and equipment	267
Right-of-use assets	2,381
Intangible assets	16,220

29,968

Bank credit	9,894
Trade payables	4,101
Other payables	1,130
Deferred tax liability *	2,729
Lease liabilities	2,381
Loan from bank	4,063
Employee benefit liabilities	58

24,356

Net identifiable assets	5,612

Issue expenses classified to equity	103
Goodwill arising on acquisition *	17,057

Total purchase cost	22,772

*	Adjusted retroactively to reflect the effect of the change in the Company’s purchase price allocation during the 12-month measurement period. See Note 1g.

The total cost of the business combination was USD 22,772 thousand (NIS 70,000 thousands) and comprised of cash of approximately USD 13,013 thousand (NIS 40,000 thousands) and the issue of Ordinary shares with total fair value of approximately USD 9,759 thousand (NIS 30,000 thousands) (representing the quoted market price of the Company’s share at the acquisition date).

Acquisition costs that are directly attributable to the transaction of approximately USD 137 thousand (NIS 429) were carried as an expense to general and administrative expenses.

Consideration:

USD in thousands

Cash	13,013
Shares issued at fair value	9,759

Total consideration	22,772

Cash outflow/inflow on the acquisition:

USD in thousands

Cash and cash equivalents acquired with the acquiree at the acquisition date	(387)
Cash paid	13,013

Net cash	12,626

The goodwill arising from the acquisition is attributed to the expected benefits from the synergies of the combination of the activities of the Company and the acquiree.

From the acquisition date and until December 31, 2021, Comsec contributed USD 644 thousand to the consolidated net loss and USD 9,279 thousand to the consolidated revenue turnover.

c.	If both of the above business combinations had been completed at the beginning of the year 2021, the consolidated net loss for that year would have been USD 16,954 thousand and the consolidated revenue turnover would have been USD 81,469 thousand.

d.	On March 22, 2022, the Company’s Board approved the Company’s engagement in a merger transaction, which consisted of signing a series of binding agreements including a business combination agreement (“the merger transaction”), between the Company and Mount Rainer Acquisition Corp. (“Mount Rainier”), an unrelated third party which was traded on the Nasdaq Global Market that raised approximately USD 175 million as a SPAC. The Company hired A-Labs Advisory & Finance Ltd., an investment banking firm, and Oppenheimer & Co. Inc. to assist the merger transaction.

The merger transaction relied on the proforma Enterprise Value of the merged company of approximately USD 1.28 billion (before the money), as agreed upon with Mount Rainier and with the PIPE investors (as defined below), including share options and potential free cash flows of up to approximately USD 225 million in the merged company (insofar as none of the SPAC shareholders redeem their investment before the merger transaction closing in keeping with their rights, see further details below).

In connection with the merger transaction, qualifying Israeli and U.S. institutional investors (“the PIPE investors”) agreements to invest USD 50 million based on the merger company’s agreed value as described above (in a private placement) to be invested in the Company at closing.

Out of said amount, the Company would retain a cash reserve of USD 15 million for repurchasing the shares from certain shareholders of Mount Rainier assuming that a tax duty is levied in respect of the merger transaction (repurchase subject to obtaining various approvals such as the Court’s approval).

After the merger transaction closing, the existing shareholders will hold about 91.84% of the merged company’s shares (insofar as Mount Rainier’s investors do not redeem their investments before the merger transaction closing, see further details below).

Immediately following the merger transaction closing date, the Company’s securities and the securities allocated to Mount Rainier’s shareholders were listed for trade on the Nasdaq (excluding the shares of certain affiliate and control stakeholders in the merged company) and the Company’s securities were delisted by the end of February from the TASE. It should be noted that the securities allocated to the PIPE investors were to be listed for trade on the Nasdaq within a few months from the closing date.

On January 11, 2023 the Company announced that all the suspending conditions for the merger transaction have been met and the completion of the merger transaction is subject only to the absence of a legal impediment. Shortly before the merger transaction closing date the Company affected a reverse stock split to cause the value of the outstanding ordinary shares immediately prior to the transaction closing date to be equal to USD 10 per share. The Company’s shares began trading on Nasdaq on March 1, 2023.

99% of the shareholders entitled to withdraw their investment of $175M elected to redeem their investment upon the approval of the merger.

In March 2023, the Company raised 4 million USD from two of the PIPE investors, and, while the Company is considering possible alternatives in order to pursue the majority of the remaining funds committed as a part of the PIPE investment from the investors, it is uncertain if it will be able to receive the remaining PIPE funds, (see also Note 22c).

In December 2021 the Company entered into an agreement with Oppenheimer & Co., Inc. (“Oppenheimer”) to provide financial advisory services. In connection with the Business Combination, the Company agreed to pay to Oppenheimer a transaction fee upon the consummation of the business Combination equal to 1% of the aggregate value of the Company implied by the value of the Company’s ordinary shares issued to RNER’s stockholders in the Business Combination on a fully diluted basis, plus the principal amount of any debt or other liabilities of HUB Security outstanding as of the closing date of the Business Combination. Based on the valuation of $1.28 billion ascribed to the shares issued to RNER’s stockholders in the Business Combination in March 2023, the amount owed to Oppenheimer at the closing of the Business Combination was approximately $12.8 million. As of December 2022, the Company recorded expenses of USD 5,120 thousand during 2022.

On June 12, 2023 a lawsuit was filed by Oppenheimer against the Company alleging, among other things, breach of contract, breach of covenant of good faith and fair dealing and quantum meruit, in connection with investment banking advice and services provided by Oppenheimer in connection with the Company’s business combination with Mount Rainier Acquisition Corp. The complaint alleges that the Company owes Oppenheimer in excess of $12 million (as well as its costs and legal fees associated with the claim) with regards to the Business Combination. As of the date of the Annual Report, the Company have yet to make any payments to Oppenheimer pursuant to its agreement with them (see also Note 22(c)).